INCOME TAXES - Changes in Valuation Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning of year balance	$ 22	$ 27	$ 28
Charged to income	0	(5)	(1)
Charged to other accounts	0	0	0
Write-offs	0	0	0
Ending of year balance	$ 22	$ 22	$ 27